PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 96.9%
Asset-Backed Securities 31.9%
Automobiles 6.7%
JPMorgan Chase Bank NA - CACLN, Series 2020-01, Class F, 144A	6.684%	01/25/28		800	$823,709
Santander Bank NA - SBCLN, Series 2021-01A, Class D, 144A	5.004	12/15/31		600	598,755
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		750	749,465
					2,171,929
Collateralized Loan Obligations 12.4%
Anchorage Capital Europe CLO DAC (Ireland), Series 02A, Class B2R, 144A	2.150	04/15/34	EUR	500	568,259
Battalion CLO Ltd., Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	2.238(c)	05/17/31		500	500,340
CVC Cordatus Loan Fund DAC (Ireland), Series 15A, Class B2R, 144A	2.000	08/26/32	EUR	500	569,541
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.856(c)	02/15/29		566	565,825
Marble Point CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	1.369(c)	10/17/34		500	499,969
St. Pauls CLO (Netherlands), Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	750	840,722
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.332(c)	07/20/32		500	500,897
					4,045,553
Consumer Loans 3.7%
Lendmark Funding Trust, Series 2021-01A, Class D, 144A	5.050	11/20/31		500	517,216
Oportun Funding XIV LLC, Series 2021-A, Class D, 144A	5.400	03/08/28		500	503,185

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.952%(c)	02/25/23		100	$100,253
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.752(c)	08/25/25		100	100,107
					1,220,761
Other 5.3%
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.908(c)	10/16/23		400	400,788
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.442(c)	04/25/23		710	708,899
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.892(c)	06/25/24		620	618,129
					1,727,816
Residential Mortgage-Backed Securities 3.0%
European Residential Loan Securitisation (Ireland), Series 2021-NPLA, Class A1, 144A	0.000(cc)	11/25/60	EUR	400	449,079
Legacy Mortgage Asset Trust, Series 2019-GS04, Class A1, 144A	3.438	05/25/59		66	66,309
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	463	474,023
					989,411
Student Loans 0.8%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		947	175,693
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	2.966(cc)	01/16/46		75	76,924
					252,617

Total Asset-Backed Securities (cost $10,322,236)					10,408,087

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans 3.5%
Chemicals 0.4%
Alpha BV (United Kingdom), Initial Dollar Term Loan, 1 Month LIBOR + 2.500%	3.000%(c)	03/18/28	150	$149,277
Computers 0.5%
McAfee LLC, Term B USD Loan, 1 Month LIBOR + 3.750%	3.852(c)	09/30/24	150	149,510
Diversified Financial Services 0.4%
GreenSky Holdings LLC, Tranche B-2 Term Loan, 1 Month LIBOR + 4.500%^	5.500(c)	03/31/25	125	124,528
Electric 0.5%
Lightstone HoldCo LLC,
Term Loan(original cost $144,831; purchased 06/23/21)(f)	—(p)	01/30/24	189	160,056
Term Loan(original cost $8,169; purchased 06/23/21)(f)	—(p)	01/30/24	11	9,026
				169,082
Entertainment 0.5%
Allen Media LLC, Term B Loan, 3 Month LIBOR + 5.500%	5.724(c)	02/10/27	150	149,370
Media 0.2%
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.360(c)	08/24/26	164	75,526
Software 0.1%
Boxer Parent Co., Inc., Second Lien Incremental Term Loan, 3 Month LIBOR + 5.500%	6.000(c)	02/27/26	25	25,150
Telecommunications 0.9%
Connect Finco Sarl (United Kingdom), Term Loan	—(p)	12/12/26	150	149,526

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
GTT Communications, Inc., Closing Date U.S. Term Loan, PRIME + 3.750%	7.000%(c)	05/30/25	62	$55,042
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	109	103,370
				307,938

Total Bank Loans (cost $1,166,473)				1,150,381
Commercial Mortgage-Backed Securities 31.4%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.100(cc)	05/15/35	100	94,408
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35	200	186,093
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	100	91,618
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	250	218,986
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	490	478,801
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.558(c)	03/15/37	210	199,461
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.410(c)	10/15/36	213	210,772
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.760(c)	10/15/36	510	504,572
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.610(c)	12/15/36	418	412,829

Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.745(cc)	01/10/36	726	745,710
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.875(c)	11/15/37	221	220,329
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.260(c)	05/15/36	150	149,854
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.760(c)	05/15/36	324	322,751

CSAIL Commercial Mortgage Trust, Series 2015-C04, Class XB, IO	0.250(cc)	11/15/48	25,076	214,488
DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.102(c)	05/15/35	162	160,894

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808%(cc)	12/10/36		500	$478,220
Deco DAC (Ireland),
Series 2019-RAM, Class A, 3 Month GBP LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.009(c)	08/07/30	GBP	411	546,042
Series 2019-RAM, Class B, 3 Month GBP LIBOR + 3.500% (Cap N/A, Floor 3.500%)	3.609(c)	08/07/30	GBP	191	223,791
FHLMC Multifamily Mortgage Trust,
Series 2012-K20, Class X2A, IO, 144A	0.200	05/25/45		21,600	6,132
Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26		94,459	336,908
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019, Class X1, IO	1.581(cc)	03/25/22		717	7
Series K026, Class X1, IO	0.934(cc)	11/25/22		1,408	9,034
Series K052, Class X1, IO	0.644(cc)	11/25/25		2,212	48,665
Series K058, Class X1, IO	0.921(cc)	08/25/26		3,619	135,928

GS Mortgage Securities Corp. Trust, Series 2021-IP, Class F, 144A, 1 Month LIBOR + 4.550% (Cap N/A, Floor 4.550%)	4.660(c)	10/15/36		140	139,826
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		100	97,365
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XB, IO	0.337(cc)	12/15/48		1,620	21,400
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		600	608,865
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	3.500(c)	06/15/38		300	298,527

Last Mile Logistics Pan Euro Finance DAC (Ireland), Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	1.900(c)	08/17/33	EUR	100	110,345
MAD Commercial Mortgage Trust, Series 2019-650M, Class A, 144A	3.460(cc)	12/12/34		350	311,621
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month LIBOR + 2.601% (Cap N/A, Floor 2.601%)	2.711(c)	04/15/38		300	299,530
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		250	228,835
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class XB, IO, 144A	0.281(cc)	03/15/48		10,000	97,849
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		525	499,706

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

One New York Plaza Trust, Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.860%(c)	01/15/36		100	$100,000
Taurus DAC (Ireland), Series 2021-UK1A, Class D, 144A, SONIA + 2.600% (Cap N/A, Floor 2.600%)	2.650(c)	05/17/31	GBP	248	336,074
Taurus UK DAC (Ireland), Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 0.000%)	2.150(c)	08/17/31	GBP	247	333,761
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class XB, IO	0.419(cc)	12/15/48		6,400	114,210
Series 2021-FCMT, Class D, 144A, 1 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)	3.610(c)	05/15/31		340	338,942
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	4.610(c)	05/15/31		300	298,859

Total Commercial Mortgage-Backed Securities (cost $10,250,616)					10,232,008
Corporate Bonds 8.3%
Aerospace & Defense 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		25	25,456
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		50	51,849
					77,305
Banks 7.3%
Bank of America Corp., Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)		550	573,095
Citigroup, Inc., Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)		605	615,179
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)		500	515,955
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		80	81,774

Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.724(c)	09/30/24		600	600,752
					2,386,755

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 0.2%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000%	06/15/26	61	$60,220
Media 0.1%
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27	75	20,971
Pipelines 0.5%
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	140	142,855

Total Corporate Bonds (cost $2,691,388)				2,688,106
Residential Mortgage-Backed Securities 21.8%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.702(c)	04/25/28	17	17,180
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.953(c)	10/25/28	120	120,059
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.101(c)	08/26/30	200	201,986
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.702(c)	06/25/30	765	765,820
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	3.000(c)	03/25/31	150	153,905

BVRT Financing Trust, Series 2021-04, Class F, 144A, SOFR + 2.000%^	2.050(c)	09/12/26	268	268,137
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	3.150(c)	10/25/41	130	131,342
Eagle Re Ltd. (Bermuda),
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.602(c)	10/25/30	112	112,292
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.750(c)	10/25/33	295	299,897

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Eagle Re Ltd. (Bermuda), (cont’d.)
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	3.500%(c)	04/25/34	240	$239,976

Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)	3.350(c)	11/25/41	90	90,673
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.050(c)	11/25/50	110	114,866
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)	3.700(c)	11/25/41	150	152,334
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	2.403(c)	01/25/50	900	899,456
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.203(c)	06/25/50	75	77,364
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.103(c)	08/25/50	100	105,204
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.850(c)	10/25/50	120	127,037
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.353(c)	09/25/50	120	124,983
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.700(c)	01/25/51	250	249,655
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.100(c)	01/25/34	150	150,661
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.400(c)	09/25/41	90	89,552
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	3.800(c)	12/25/41	260	261,464
Home Re Ltd. (Bermuda),
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	4.252(c)	10/25/30	200	202,357
Series 2021-01, Class M1C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	2.402(c)	07/25/33	150	147,232

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Home Re Ltd. (Bermuda), (cont’d.)
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	2.850%(c)	01/25/34		410	$406,945

Oaktown Re V Ltd. (Bermuda), Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.702(c)	10/25/30		143	143,055
Oaktown Re VII Ltd. (Bermuda), Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	2.950(c)	04/25/34		200	198,340
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.917(c)	12/25/22		409	409,728
Radnor Re Ltd. (Bermuda),
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.702(c)	10/25/30		43	42,873
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	3.748(c)	11/25/31		300	302,233

Retiro Mortgage Securities DAC (Ireland), Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.444(c)	07/30/75	EUR	312	353,694
ZH Trust, Series 2021-01, Class A, 144A	2.253	02/18/27		140	139,070

Total Residential Mortgage-Backed Securities (cost $7,068,209)					7,099,370

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp. Backstop Commitment (cost $398)	42	2,710

Total Long-Term Investments (cost $31,499,320)		31,580,662

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Description	Shares	Value
Short-Term Investment 3.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,010,349)(wb)	1,010,349	$1,010,349

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 100.0% (cost $32,509,669)		32,591,011
Options Written*~ (0.0)%
(premiums received $0)		(48)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $32,509,669)		32,590,963
Liabilities in excess of other assets(z) (0.0)%		(10,999)

Net Assets 100.0%		$32,579,964

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage-Backed Index
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $335,585 and 1.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $153,000. The aggregate value of $169,082 is 0.5% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	330	$(18)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	630	(30)
Total Options Written (premiums received $—)								$(48)
Futures contracts outstanding at December 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
2	10 Year U.S. Treasury Notes	Mar. 2022	$260,938	$2,966
Short Positions:
9	2 Year U.S. Treasury Notes	Mar. 2022	1,963,547	2,521
6	5 Year Euro-Bobl	Mar. 2022	910,162	7,714
32	5 Year U.S. Treasury Notes	Mar. 2022	3,871,250	(6,154)
3	10 Year Euro-Bund	Mar. 2022	585,314	7,955
				12,036
				$15,002
Forward foreign currency exchange contracts outstanding at December 31, 2021:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 01/12/22	HSBC Bank PLC	GBP	1,061	$1,419,373	$1,435,627	$—	$(16,254)

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at December 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 01/12/22	JPMorgan Chase Bank, N.A.	EUR	386	$435,347	$439,804	$—	$(4,457)
Expiring 01/12/22	Morgan Stanley & Co. International PLC	EUR	2,486	2,802,130	2,830,653	—	(28,523)
Expiring 01/12/22	Morgan Stanley & Co. International PLC	EUR	33	37,497	37,543	—	(46)
				$4,694,347	$4,743,627	$—	$(49,280)
Credit default swap agreements outstanding at December 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
Ace Securities Corp.	01/28/22	1.250%(M)		7	*	$7	$—	$7	Goldman Sachs International
Ace Securities Corp.	01/28/22	1.250%(M)		7	*	(1,952)	—	(1,952)	Goldman Sachs International
Ace Securities Corp.	01/28/22	1.250%(M)		6	*	7	—	7	Goldman Sachs International
Alcentra CLO	01/26/22	1.350%(M)	EUR	77	*	122	—	122	Goldman Sachs International
Alcentra CLO	01/26/22	1.350%(M)	EUR	52	*	83	—	83	Goldman Sachs International
Alcentra CLO	01/26/22	1.350%(M)	EUR	41	*	65	—	65	Goldman Sachs International
AMSR Trust	01/28/22	1.250%(M)		81	*	88	—	88	Goldman Sachs International
AMSR Trust	01/28/22	1.250%(M)		51	*	55	—	55	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Argent Securities, Inc.	01/28/22	1.250%(M)		18	*	$(6,127)	$—	$(6,127)	Goldman Sachs International
Barings CLO	01/26/22	1.350%(M)	EUR	81	*	128	—	128	Goldman Sachs International
Barings CLO	01/26/22	1.000%(M)	EUR	42	*	49	—	49	Goldman Sachs International
Carlyle CLO	01/26/22	1.350%(M)	EUR	43	*	68	—	68	Goldman Sachs International
Carlyle CLO	01/26/22	1.350%(M)	EUR	42	1.700%	66	—	66	Goldman Sachs International
CD Commercial Mortgage Trust	01/27/22	1.250%(M)		23	*	25	—	25	Goldman Sachs International
Citigroup Commercial Mortgage Trust	01/27/22	1.250%(M)		8	*	9	—	9	Goldman Sachs International
COMM Mortgage Trust	01/27/22	1.250%(M)		66	*	71	—	71	Goldman Sachs International
COMM Mortgage Trust	01/27/22	1.250%(M)		22	*	23	—	23	Goldman Sachs International
Credit Suisse Mortgage Trust	01/27/22	1.250%(M)		8	4.180%	9	—	9	Goldman Sachs International
CRSNT Trust	01/27/22	1.250%(M)		55	4.670%	59	—	59	Goldman Sachs International
CSAIL Commercial Mortgage Trust	01/27/22	1.250%(M)		26	*	28	—	28	Goldman Sachs International
First NLC Home Equity	01/28/22	1.250%(M)		9	*	10	—	10	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at December 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
First NLC Home Equity	01/28/22	1.250%(M)		5	*	$(1,295)	$—	$(1,295)	Goldman Sachs International
Fontainebleau Miami Beach Trust	01/27/22	1.250%(M)		26	*	28	—	28	Goldman Sachs International
GS Mortgage Backed Securities Trust	01/28/22	1.250%(M)		43	*	47	—	47	Goldman Sachs International
GS_21-PJ2A††	01/14/22	0.500%(M)		330	*	142	(31)	173	Goldman Sachs International
GS_21-PJA††	01/14/22	0.250%(M)		630	*	136	(29)	165	Goldman Sachs International
HPS CLO	01/26/22	1.000%(M)	EUR	144	*	169	—	169	Goldman Sachs International
ICG CLO	01/26/22	1.000%(M)	EUR	73	*	86	—	86	Goldman Sachs International
IndyMac Residential Asset Backed Trust	01/28/22	1.250%(M)		15	*	16	—	16	Goldman Sachs International
IndyMac Residential Asset Backed Trust	01/28/22	1.250%(M)		15	*	16	—	16	Goldman Sachs International
IndyMac Residential Asset Backed Trust	01/28/22	1.250%(M)		5	*	6	—	6	Goldman Sachs International
Investcorp CLO	01/26/22	1.350%(M)	EUR	67	*	105	—	105	Goldman Sachs International
Investcorp CLO	01/26/22	1.000%(M)	EUR	16	*	18	—	18	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
IXIS Home Equity	01/28/22	1.250%(M)	29	*	$(11,046)	$—	$(11,046)	Goldman Sachs International
Lehman ABS Mortgage Loan Trust	01/28/22	1.250%(M)	17	*	19	—	19	Goldman Sachs International
Lehman ABS Mortgage Loan Trust	01/28/22	1.250%(M)	13	*	14	—	14	Goldman Sachs International
Lehman ABS Mortgage Loan Trust	01/28/22	1.250%(M)	6	*	7	—	7	Goldman Sachs International
Long Beach Home Equity	01/28/22	1.250%(M)	70	*	75	—	75	Goldman Sachs International
Long Beach Mortgage Loan Trust	01/28/22	1.250%(M)	12	*	(1,647)	—	(1,647)	Goldman Sachs International
Long Beach Mortgage Loan Trust	01/28/22	1.250%(M)	11	*	(34)	—	(34)	Goldman Sachs International
Mastr Asset-Backed Securities Trust	01/28/22	1.250%(M)	19	*	(5,889)	—	(5,889)	Goldman Sachs International
Merrill Lynch Mortgage Investors Trust	01/28/22	1.250%(M)	33	*	(5,124)	—	(5,124)	Goldman Sachs International
Merrill Lynch Mortgage Investors Trust	01/28/22	1.250%(M)	24	*	(9,328)	—	(9,328)	Goldman Sachs International
Merrill Lynch Mortgage Investors Trust	01/28/22	1.250%(M)	19	*	(6,308)	—	(6,308)	Goldman Sachs International
Merrill Lynch Mortgage Investors Trust	01/28/22	1.250%(M)	18	*	(6,090)	—	(6,090)	Goldman Sachs International
Merrill Lynch Mortgage Investors Trust	01/28/22	1.250%(M)	12	*	13	—	13	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Merrill Lynch Mortgage Investors Trust	01/28/22	1.250%(M)	6	*	$7	$—	$7	Goldman Sachs International
Merrill Lynch Mortgage Investors Trust	01/28/22	1.250%(M)	6	*	(861)	—	(861)	Goldman Sachs International
Merrill Lynch Mortgage Investors Trust	01/28/22	1.250%(M)	5	*	(1,632)	—	(1,632)	Goldman Sachs International
MFA Trust	01/28/22	1.250%(M)	40	*	43	—	43	Goldman Sachs International
Morgan Stanley ABS Capital I, Inc.	01/28/22	1.250%(M)	8	*	9	—	9	Goldman Sachs International
Morgan Stanley BAML Trust	01/27/22	1.250%(M)	49	*	53	—	53	Goldman Sachs International
Morgan Stanley Capital, Inc.	01/28/22	1.250%(M)	21	*	22	—	22	Goldman Sachs International
Morgan Stanley Home Equity	01/28/22	1.250%(M)	6	*	6	—	6	Goldman Sachs International
Preston Ridge Partners Mortgage	01/28/22	0.500%(M)	133	*	57	—	57	Goldman Sachs International
Preston Ridge Partners Mortgage	01/28/22	0.500%(M)	16	*	7	—	7	Goldman Sachs International
Preston Ridge Partners Mortgage	01/28/22	0.500%(M)	6	*	3	—	3	Goldman Sachs International
Pret LLC	01/28/22	0.500%(M)	86	*	37	—	37	Goldman Sachs International
Pret LLC	01/28/22	0.500%(M)	63	*	27	—	27	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Pretium Mortgage Credit Partners	01/28/22	0.500%(M)	12	*	$5	$—	$5	Goldman Sachs International
Progress Residential Trust	01/28/22	1.000%(M)	27	*	23	—	23	Goldman Sachs International
Radnor Re Ltd.	01/28/22	1.250%(M)	31	*	33	—	33	Goldman Sachs International
Radnor Re Ltd.	01/28/22	1.250%(M)	8	*	8	—	8	Goldman Sachs International
Securitized Asset Backed Receivables	01/28/22	1.250%(M)	8	*	(1,341)	—	(1,341)	Goldman Sachs International
Securitized Asset Backed Receivables	01/28/22	1.250%(M)	6	*	(721)	—	(721)	Goldman Sachs International
Specialty Underwriting and Residential Finance Trust	01/28/22	1.250%(M)	5	*	5	—	5	Goldman Sachs International
Tharaldson Hotel Portfolio Trust	01/27/22	1.250%(M)	82	4.670%	89	—	89	Goldman Sachs International
Verus Securitization Trust	01/28/22	1.250%(M)	56	*	60	—	60	Goldman Sachs International
					$(57,032)	$(60)	$(56,972)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at December 31, 2021(4)	Value at Trade Date	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	450	2.928%	$38,304	$42,165	$3,861

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at December 31, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.BBB.12	08/17/61	3.000%(M)	300	$15,304	$60,476	$(45,172)	Morgan Stanley & Co. International PLC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair

PGIM Securitized Credit Fund
Schedule of Investments as of December 31, 2021 (unaudited) (continued)
value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at December 31, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at December 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	885	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$(29,758)	$(18,525)	$11,233
	1,355	05/11/22	2.300%(A)	1 Day USOIS(1)(A)	(55,483)	(30,392)	25,091
	2,100	05/11/23	2.250%(A)	1 Day USOIS(1)(A)	(134,663)	(78,806)	55,857
	300	05/11/26	0.550%(A)	1 Day SOFR(1)(A)	1,280	5,695	4,415
					$(218,624)	$(122,028)	$96,596

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).